RENTAL INCOME (Schedule of rental income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Minimum rentals	$ 17,559,626	$ 16,487,063	$ 16,872,201
Contingent rentals	957,976	929,124	860,284
Total	18,517,602	17,416,187	17,732,485
Company Owned Property [Member]
Minimum rentals	11,144,902	10,478,878	10,609,834
Contingent rentals	622,375	596,164	556,354
Leased Property [Member]
Minimum rentals	6,414,724	6,008,185	6,262,367
Contingent rentals	$ 335,601	$ 332,960	$ 303,930